STOCK OPTIONS AND WARRANTS - Summary of status of company's nonvested shares and changes (Details 1)	0 Months Ended	12 Months Ended	3 Months Ended
	Apr. 09, 2012	Dec. 31, 2012	Jun. 30, 2012 Nonvested shares Price	Mar. 31, 2012 Nonvested shares Price	Jun. 30, 2011 Nonvested shares Price	Mar. 31, 2011 Nonvested shares Price
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Nonvested shares			1,032,000	60,000	124,000	124,000
Number of Shares, Granted	972,000	957,500	23,000	1,994,000	6,000
Number of Shares, Forfeited / Expired				(50,000)
Number of Shares, Vested	25,000		(37,500)	(972,000)	(38,000)
Number of Shares, Nonvested shares			1,017,500	1,032,000	92,000	124,000
Weighted Average Exercise Price, Nonvested shares			1.75	1.75	2.60	2.25
Weighted Average Exercise Price, Granted			1.70	1.70	0.85
Weighted Average Exercise Price, Forfeited / Expired				1.70
Weighted Average Exercise Price, Vested			1.70	1.70	1.19
Weighted Average Exercise Price, Nonvested shares			1.75	1.75	2.60	2.60
Weighted Average Remaining Contractual Term, Nonvested shares (in years)			1 year 29 days	6 years 9 months	7 years 29 days	7 years 3 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)			11 months 1 day	1 year	4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Forfeited / Expired (in years)				11 months 1 day
Weighted Average Remaining Contractual Term, Vested (in years)			9 months	1 year	5 years 8 months
Weighted Average Remaining Contractual Term, Nonvested shares (in years)			9 months 29 days	1 year 29 days	7 years 3 months	7 years 29 days